Property and Equipment, net (Tables)	12 Months Ended
Dec. 31, 2022
Property and Equipment, net
Schedule of property and equipment, net

	As of December 31,
	2021	2022
	RMB	RMB
Buildings	11,728,192	14,995,857
Machinery and equipment	6,378,741	7,328,207
Leasehold improvements	769,215	923,285
Vehicles	6,184,635	6,101,948
Furniture, office and electric equipment	765,551	850,836
Construction in progress	5,571,941	7,372,605
Total	31,398,275	37,572,738
Accumulated depreciation	(6,468,378)	(8,759,534)
Property and equipment, net	24,929,897	28,813,204